Earnings from Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2017
Disposal Groups, Including Discontinued Operations [Table Text Block]
The following table reflects the Company's disposition activity for the year ended December 31, 2017:

Community	Market	Units/Acres	Date Sold
Lakewood Ranch - Outparcel	Tampa, FL	12 acres	April 7, 2017
Post Alexander - Outparcel	Atlanta, GA	1 acre	June 12, 2017
Paddock Club Lakeland	Lakeland, FL	464 units	July 13, 2017
Paddock Club Lakeland - Outparcel	Lakeland, FL	9 acres	July 13, 2017
Paddock Club Montgomery	Montgomery, AL	208 units	July 20, 2017
Northwood Place	Fort Worth, TX	270 units	July 20, 2017
Town Park Lot 12	Orlando, FL	1 acre	August 7, 2017
Terraces at Fieldstone	Atlanta, GA	316 units	November 30, 2017
Terraces at Towne Lake	Atlanta, GA	502 units	November 30, 2017